PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment
Property and equipment as of December 31, 2021 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	50,332	10,084	51,568	79	13,907	2,354	49,803	178,127
Additions related to business combinations (note 26.18)	269	781	456	273	—	—	—	1,779
Additions	17,644	3,709	1,372	—	64	—	28,591	51,380
Disposals	(1,462)	(418)	(506)	(138)	—	—	(322)	(2,846)
Transfers	—	—	15,454	—	—	—	(15,454)	—
Translation	17	51	(42)	26	—	—	(4)	48
Values at end of year	66,800	14,207	68,302	240	13,971	2,354	62,614	228,488

Depreciation
Accumulated at beginning of year	32,647	6,651	36,601	17	1,184	—	—	77,100
Additions	10,571	2,073	6,811	36	308	—	—	19,799
Disposals	(1,216)	(279)	(460)	(54)	—	—	—	(2,009)
Translation	22	30	(37)	12	—	—	—	27
Accumulated at end of year	42,024	8,475	42,915	11	1,492	—	—	94,917
Carrying amount	24,776	5,732	25,387	229	12,479	2,354	62,614	133,571

Property and equipment as of December 31, 2020 included the following:

	Computer equipment and software	Furniture and office supplies	Office fixtures	Vehicles	Buildings	Lands	Properties under construction	Total
Useful life (years)	3	5	3	5	50
Cost
Values at beginning of year	38,939	9,599	50,357	108	13,821	2,354	34,171	149,349
Additions related to business combinations (note 26.18)	1,075	222	139	29	—	—	—	1,465
Additions	10,900	625	810	—	10	—	16,285	28,630
Disposals	(592)	(489)	(71)	(58)	—	—	(46)	(1,256)
Transfers	—	89	442	—	76	—	(607)	—
Translation	10	38	(109)	—	—	—	—	(61)
Values at end of year	50,332	10,084	51,568	79	13,907	2,354	49,803	178,127

Depreciation
Accumulated at beginning of year	25,277	5,344	30,290	28	877	—	—	61,816
Additions	7,837	1,464	6,413	16	307	—	—	16,037
Disposals	(496)	(250)	(35)	(31)	—	—	—	(812)
Translation	29	93	(67)	4	—	—	—	59
Accumulated at end of year	32,647	6,651	36,601	17	1,184	—	—	77,100
Carrying amount	17,685	3,433	14,967	62	12,723	2,354	49,803	101,027